Pension and Other Postretirement Plans Defined Benefit Plans Periodic Benefit (Income) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 31, 2010 years	Sep. 30, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Aug. 30, 2010 years
Assumed healthcare cost trend rates for medical and prescription drug costs [Abstract]
Medical cost trend rate for the next fiscal year (Defined Benefit Plans) (in hundredths)			7.00%
Ultimate future medical cost trend rate beyond next fiscal year to 2014 (Defined Benefit Plans) (in hundredths)			5.00%
Prescription drug cost trend rate for the next fiscal year (Defined Benefit Plans) (in hundredths)			12.00%
Ultimate future prescription drug cost trend rate beyond next fiscal year to 2019 (Defined Benefit Plans) (in hundredths)			5.00%
Employer voluntary contributions in next fiscal year			$ 60.0
Pension Plans [Member]
Operating Component Abstract
Service cost			0		65.7		48.3
Amortization of prior service cost			(0.4)		(1.6)		(2.2)
Curtailment gain		(11.9)			(11.9)
Total operating component			(0.4)	[1]	52.2	[1]	46.1	[1]
Financing Component Abstract
Interest cost			312.3		299.5		316.5
Expected return on plan assets			(385.0)		(350.9)		(319.0)
Recognized net actuarial losses			58.3		163.3		215.8
Total financing component			(14.4)	[1]	111.9	[1]	213.3	[1]
Net periodic benefit (income) cost			(14.8)		164.1		259.4
Defined Benefit Plan, Plan Amendment [Abstract]
Effect of Plan Amendment on Accumulated Benefit Obligation	743.0
Effect of Plan Amendment on Accumulated Other Comprehensive Income, Before Tax	836.0
Effect of Plan Amendment on Accumulated Other Comprehensive Income, After Tax	543.0
Effect of Plan Amendment on Plan Assets	156.0
Assumptions Used Calculating Plan Remeasurement, Discount Rate	4.77%
Assumptions Used Calculating Plan Remeasurement, Expected Long-Term Return on Assets	7.50%
Amortization Period For Calculating Actuarial Gains and Losses	31								9
Curtailment gain		11.9			11.9
Employer Contributions			84.0		528.6
Weighted average assumptions used to determine net periodic benefit cost (income) [Abstract]
Discount rate (in hundredths)			5.50%		5.67%		6.89%
Expected long-term return on plan assets (in hundredths)			7.50%		8.00%		8.50%
Rate of increase in future compensation levels (in hundredths)					4.51%		4.51%
OPEB Plans [Member]
Operating Component Abstract
Service cost			0.2		0.2		0.2
Amortization of prior service cost			(3.7)		(3.6)		(3.7)
Curtailment gain
Total operating component			(3.5)	[1]	(3.4)	[1]	(3.5)	[1]
Financing Component Abstract
Interest cost			16.6		17.9		21.7
Expected return on plan assets			(3.6)		(3.7)		(3.6)
Recognized net actuarial losses			4.9		4.6		3.4
Total financing component			17.9	[1]	18.8	[1]	21.5	[1]
Net periodic benefit (income) cost			14.4		15.4		18.0
Defined Benefit Plan, Plan Amendment [Abstract]
Curtailment gain
Employer Contributions			21.3		22.8
Weighted average assumptions used to determine net periodic benefit cost (income) [Abstract]
Discount rate (in hundredths)			5.20%		5.64%		6.92%
Expected long-term return on plan assets (in hundredths)			5.50%		5.50%		5.50%
Rate of increase in future compensation levels (in hundredths)			0.00%		0.00%		0.00%
Assumed healthcare cost trend rates for medical and prescription drug costs [Abstract]
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components			0.6
Defined Benefit Plan, Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation			12.0
Defined Benefit Plan, Effect of One Percentage Point Decrease on Service and Interest Cost Components			0.5
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation			$ 10.0

[1]	The operating component of this expense is allocated to our business segments and the financing component is allocated to our Corporate Financing segment. Our Corporate Financing segment is not a business segment but is added to our business segments to reconcile to our consolidated results. Refer to Note 19 beginning on page 108 for additional information on our business segments.